STATEMENTS OF OPERATIONS (As Restated) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Formation and operating costs	$ 744,859	$ 2,906,903
Reimbursement of transaction expenses		(2,000,000)
Loss from operations	(744,859)	(906,903)
Other income (expense):
Interest earned on marketable securities held in Trust Account	6,639,430	2,516,752
Transaction costs attributable to the Initial Public Offering	(1,125,634)
Loss on derivative liabilities	(18,450,000)	(73,583,549)
Unrealized gain on marketable securities held in Trust Account	45,988	1,276
Other expense, net	(12,690,216)	(71,065,521)
Loss before income taxes	(13,435,075)	(71,972,424)
Provision for income taxes	(1,247,517)	(486,761)
Net Loss	$ (14,682,592)	$ (72,459,185)
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	21,438,529	27,526,131
Basic and diluted net loss per share, Non-redeemable common stock	$ (0.91)	$ (2.68)
Class A Common Stock [Member]
Other income (expense):
Net Loss	$ 0	$ 0
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	61,961,631	58,723,869
Basic and diluted net income per share, Class A common stock subject to possible redemption	$ 0.08	$ 0.03